Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments
Financial Instruments

15.Financial Instruments

The Group’s financial instruments presented in the consolidated statements of financial position included cash and cash equivalents, accounts and notes receivable, a long-term loan receivable from GTAC, warrants that were exercised for UHI’s common stock, on December 29, 2020, non- current investments in debt and equity securities, and in securities in the form of an open-ended fund, accounts payable, outstanding debt, lease liabilities, other notes payable, and derivative financial instruments. For cash and cash equivalents, accounts receivable, accounts payable, and the current portion of notes payable due to banks and other financial institutions, the carrying amounts approximate fair value due to the short maturity of these instruments. The fair value of the Group’s long-term debt securities are based on quoted market prices.

The fair value of long-term loans that the Group borrowed from leading Mexican banks (see Note 14), has been estimated using the borrowing rates currently available to the Group for bank loans with similar terms and average maturities. The fair value of non-current investments in financial instruments, and currency option and interest rate swap agreements were determined by using valuation techniques that maximize the use of observable market data.

The carrying and estimated fair values of the Group’s non-derivative financial instruments as of December 31, 2020 and 2019, were as follows:

	2020				2019
	Carrying Value		Fair Value		Carrying Value		Fair Value
Assets:
Cash and cash equivalents	Ps.	29,058,093	Ps.	29,058,093	Ps.	27,452,265	Ps.	27,452,265
Trade notes and accounts receivable, net		12,343,797		12,343,797		14,486,184		14,486,184
Warrants issued by UHI (see Note 9)		—		—		33,775,451		33,775,451
Long-term loan and interests receivable from GTAC (see Note 10)		821,253		824,092		872,317		875,585
Open-Ended Fund (see Note 9)		1,135,803		1,135,803		4,688,202		4,688,202
Other equity instruments (see Note 9)		5,397,504		5,397,504		5,751,001		5,751,001
Liabilities:
Senior Notes due 2025, 2032 and 2040	Ps.	29,923,950	Ps.	40,584,237	Ps.	28,325,700	Ps.	34,954,254
Senior Notes due 2045		19,949,300		24,282,886		18,883,800		19,739,047
Senior Notes due 2037 and 2043		11,000,000		9,238,435		11,000,000		8,986,870
Senior Notes due 2026 and 2046		23,939,160		31,811,792		22,660,560		26,645,193
Senior Notes due 2049		14,961,975		18,978,667		14,162,850		15,364,426
Notes due 2027		4,500,000		5,035,860		4,500,000		4,656,375
Long-term notes payable to Mexican banks		19,602,893		19,801,142		22,845,382		23,012,707
Lease liabilities		9,292,351		9,343,100		9,363,520		9,120,903
Other notes payable		—		—		1,324,063		1,295,780

The carrying values (based on estimated fair values), notional amounts, and maturity dates of the Group’s derivative financial instruments as of December 31, 2020 and 2019, were as follows:

			Notional
			Amount
December 31, 2020:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	1,759	Ps.	122,400	May 2022
TVI’s interest rate swap(b)		23,784	Ps.	730,493	April 2022
Interest rate swaps (c)		109,146	Ps.	2,000,000	October 2022
Interest rate swaps (d)		86,171	Ps.	1,500,000	October 2022
Interest rate swaps (e)		180,941	Ps.	2,500,000	February 2023
Interest rate swaps (f)		762,827	Ps.	10,000,000	June 2024
Forward (g)		714,763	U.S.$	330,500	January 2021 through March 2022
Derivatives not recorded as accounting hedges:
Interest rate swap(h)		204,250	Ps.	9,385,347	March 2022
TVI's forward (i)		176,868	U.S.$	88,353	January 2021 through February 2022
Empresas Cablevisión’s forward (j)		190,726	U.S.$	96,789	January 2021 through February 2022
Sky's forward (k)		318,701	U.S.$	135,000	February 2021 through February 2022
Forward (l)		706,287	U.S.$	344,898	January 2021 through February 2022
Total liabilities	Ps.	3,476,223

			Notional
			Amount
December 31, 2019:	Carrying		(U.S. Dollars in
Derivative Financial Instruments	Value		Thousands)		Maturity Date
Assets:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(a)	Ps.	4,592	Ps.	407,200	May 2020 through May 2022
Total assets	Ps.	4,592
Liabilities:
Derivatives recorded as accounting hedges (cash flow hedges):
TVI’s interest rate swap(b)	Ps.	8,943	Ps.	938,182	April 2022
Interest rate swaps (c)		38,543	Ps.	2,000,000	October 2022
Interest rate swaps (d)		30,702	Ps.	1,500,000	October 2022
Interest rate swaps (e)		83,122	Ps.	2,500,000	February 2023
Interest rate swaps (f)		185,205	Ps.	6,000,000	June 2024
Forward (g)		144,466	U.S.$	218,688	January 2020 through September 2020
Derivatives not recorded as accounting hedges:
TVI's forward (i)		45,968	U.S.$	66,000	January 2020 through October 2020
Empresas Cablevisión’s forward (j)		48,474	U.S.$	73,000	January 2020 through October 2020
Sky's forward (k)		87,090	U.S.$	127,850	January 2020 through September 2020
Forward (l)		242,777	U.S.$	361,550	January 2020 through October 2020
Total liabilities	Ps.	915,290

(a)

TVI has entered into several derivative transaction agreements (interest rate swaps) with two financial institutions from August 2013 through May 2022 to hedge the variable interest rate exposure resulting from Mexican peso loans of a total principal amount of Ps.122,400 and Ps.407,200, as of December 31, 2020 and 2019, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of  Ps.122,400 and Ps.407,200 and makes payments based on the same notional amount at an annual weighted average fixed rate of 5.585%. TVI has recognized the change in fair value of this transaction as an accounting hedge, and recorded a loss of Ps.60,730 and Ps.54,383 in other comprehensive income or loss as of December 31, 2020 and 2019, respectively. In the years ended as of December 31, 2020 and 2019, TVI recorded a gain of Ps.2,046 and Ps.26,962, respectively, in consolidated other finance income or expense.

(b)

In March and April 2017, TVI entered into several derivative transaction agreements (interest rate swaps) with two financial institutions through April 2022 to hedge the variable interest rate exposure resulting from Mexican peso loan of a total principal amount of Ps.730,493 and Ps.938,182, as of December 31, 2020 and 2019, respectively. Under these agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.730,493 and Ps.938,182, as of December 31, 2020 and 2019, respectively, at an annual variable rate of 28- days TIIE and makes monthly payments based on the same notional amounts at an annual weighted average fixed rate of 7.2663%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a loss of Ps.23,784 and Ps.8,943 in other comprehensive income or loss as of December 31, 2020 and 2019, respectively. TVI recorded a (loss) gain of Ps.(11,700) and Ps.11,738 for this transaction agreement in consolidated other finance income or expense as of December 31, 2020 and 2019, respectively.

(c)

In November 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,000,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.2,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.3275%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.107,884 and Ps.38,543 in other comprehensive income or loss as of December 31, 2020 and 2019, respectively. In 2020 and 2019, the Company recorded a (loss) gain of Ps.(28,719) and Ps.20,933, respectively,  in consolidated other finance income or expense.

(d)

In November and December 2017, the Company entered into a derivative transaction agreement (interest rate swap) through October 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.1,500,000. Under this transaction, the Company receives monthly payments based on an aggregate notional amount of Ps.1,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.35%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.85,217 and Ps.30,702, in other comprehensive income or loss as of December 31, 2020 and 2019, respectively. In 2020, the Company recorded a loss of Ps.21,741 in consolidated other finance income or expense.

(e)

In January 2018, the Company entered into a derivative transaction agreement (interest rate swap) through February 2023, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.2,500,000. Under this transaction, the Company receives monthly payments based on aggregate notional amount of Ps.2,500,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual fixed rate of 7.7485%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.175,498 and Ps.83,122 in other comprehensive income or loss as of December 31, 2020 and 2019, respectively. In 2020, the Company recorded a loss of Ps.42,553 in consolidated other finance income or expense.

(f)

In June and July 2019 and October 2020, the Company entered into a derivative transaction agreements (interest rate swap) through June 2024, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.10,000,000 and Ps.6,000,000 as of December 31, 2020 and 2019, respectively. Under this agreements, the Company receives monthly payments based on aggregate notional amounts of Ps.10,000,000 and Ps.6,000,000, at an annual variable rate of 28 days of TIIE and makes monthly payments based on the same notional amount at an annual weighted average fixed rate of 6.7620%. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.747,630 in other comprehensive income or loss as of December 31, 2020. In 2020, the Company recorded a loss of Ps.89,336 in consolidated other finance income or expense.

(g)

As of December 31, 2020 and 2019, the Company had entered into derivative contracts of foreign currency (forwards) to fix the exchange rate for the purchase of U.S.$330.5 million and U.S.$218.7 million, respectively, at an average exchange rate of Ps.22.5859 and Ps.19.9256, respectively. The Company has recognized the change in fair value of this transaction as an accounting hedge, and recorded a cumulative loss of Ps.714,763 and Ps.144,466 for this transaction agreement in other comprehensive income or loss as of December 31, 2020, and 2019, respectively. In 2020 and 2019, the Company recorded a gain (loss) of Ps.308,562 and Ps.(107,440) in consolidated other finance income or expense, respectively.

(h)

In March 2020, the Company entered into a derivative transaction agreement (interest rate swap) through March 2022, to hedge the variable interest rate exposure resulting from a Mexican peso loan of a total principal amount of Ps.9,385,347. Under this transaction, the Company receives monthly payments based on aggregate notional amounts of Ps.9,385,347, at an annual variable rate of 28 days of TIIE, and makes monthly payments based on the same notional amount at an annual fixed rate of 6.0246%. In 2020, the Company recorded a loss of Ps.274,285 in consolidated other finance income or expense.

(i)

As of December 31, 2020, TVI had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$88.4 million at an average rate of Ps.22.4570. As a result of the change in fair value of these agreements in the year ended December 31, 2020, the Company recorded a loss of Ps.3,482 in consolidated other finance income or expense.

(j)

As of December 31, 2020, Empresas Cablevisión had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$96.8 million at an average rate of Ps.22.4103 . As a result of the change in fair value of these agreements in the year ended December 31, 2020 the Company recorded a loss of Ps.300 in consolidated other finance income or expense.

(k)

As of December 31, 2020, Sky had foreign currency contracts (forwards) in the aggregate notional amount of U.S.$135.0 million at an average rate of Ps.22.8411. As a result of the change in fair value of these agreements in the year ended December 31, 2020 the Company recorded a gain of Ps.43,419 in consolidated other finance income or expense.

(l)

As of December 31, 2020 and 2019, the Company had foreign currency contracts (forward) in the aggregate notional amount of U.S.$344.9 million and U.S.$361.5 million at an average rate of Ps.22.4872 and Ps.19.9898 , respectively. As a result of the change in fair value of these agreements, in the years ended December 31, 2020 and 2019, the Company recorded a gain (loss) of Ps.207,412 and Ps.(820,585),  in consolidated other finance income or expense, respectively.

Fair Value Measurement

Assets and Liabilities Measured at Fair Value on a Recurring Basis

All fair value adjustments as of December 31, 2020 and 2019, represent assets or liabilities measured at fair value on a recurring basis. In determining fair value, the Group’s financial instruments are separated into two categories: investments in financial assets at FVOCIL and derivative financial instruments.

Financial assets and liabilities measured at fair value as of December 31, 2020 and 2019:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	1,135,803	Ps.	—	Ps.	1,135,803	Ps.	—
Other equity instruments		5,397,504		5,397,504		—		—
Total	Ps.	6,533,307	Ps.	5,397,504	Ps.	1,135,803	Ps.	—

Liabilities:
Derivative financial instruments	Ps.	3,476,223	Ps.	—	Ps.	3,476,223	Ps.	—
Total	Ps.	3,476,223	Ps.	—	Ps.	3,476,223	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Assets:
At FVOCIL:
Open-Ended Fund	Ps.	4,688,202	Ps.	—	Ps.	4,688,202	Ps.	—
Other equity instruments		5,751,001		5,751,001		—		—
Warrants issued by UHI		33,775,451		—		—		33,775,451
Derivative financial instruments		4,592		—		4,592		—
Total	Ps.	44,219,246	Ps.	5,751,001	Ps.	4,692,794	Ps.	33,775,451

Liabilities:
Derivative financial instruments	Ps.	915,290	Ps.	—	Ps.	915,290	Ps.	—
Total	Ps.	915,290	Ps.	—	Ps.	915,290	Ps.	—

The table below presents the reconciliation for all assets and liabilities measured at fair value using internal models with significant unobservable inputs (Level 3) during the years ended December 31, 2020 and 2019:

	2020		2019
Balance at beginning of year	Ps.	33,775,451	Ps.	34,921,530
Included in other comprehensive income		(16,387,752)		(1,146,079)
Warrants exercised for common stock of UHI		(17,387,699)		—
Balance at the end of year	Ps.	—	Ps.	33,775,451

Non-current Financial Assets

Investments in debt securities or with readily determinable fair values, are classified as non-current investments in financial instruments, and are recorded at fair value with unrealized gains and losses included in consolidated stockholders’ equity as accumulated other comprehensive result.

Non-current financial assets are generally valued using quoted market prices or alternative pricing sources with reasonable levels of price transparency. Such instruments are classified in Level 1, Level 2, and Level 3, depending on the observability of the significant inputs.

Open-Ended Fund

The Group has an investment in an Open-Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments in securities, including without limitation stock, debt and other financial instruments, a principal portion of which are considered as Level 1 financial instruments, in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the NAV per share as of such redemption date (see Notes 4 and 9).

UHI Warrants

In July 2015, the Group exchanged its investment in U.S.$1,125 million principal amount of Convertible Debentures due 2025 issued by UHI for 4,858,485 warrants that were exercisable for UHI’s common stock and exercised 267,532 of these warrants to increase its equity stake in UHI from 7.8% to 10%. On December 29, 2020, the Group exercised all of its remaining warrants for common shares of UHI to increase its equity stake in UHI from 10% to 35.9% on a fully diluted basis (see Notes 9 and 10).

The carrying amount of these warrants included the original value of U.S.$1,063.1 million invested by the Group in December 2010 in the form of Convertible Debentures issued by UHI that were then exchanged for these warrants in July 2015.

The Group determined the fair value of its investment in warrants by using the income approach based on post-tax discounted cash flows.  The income approach requires management to make judgments and involves the use of significant estimates and assumptions.  These estimates and assumptions include long-term growth rates and operating margins used to calculate projected future cash flows, risk-adjusted discount rates based on weighted average cost of capital within a range of 8% to 9%, among others. The Group´s estimates for market growth were based on historical data, various internal estimates and observable external sources when available and are based on assumptions that are consistent with the strategic plans and estimates used to manage the underlying business. Since the described methodology is an internal model with significant unobservable inputs, the UHI warrants are classified as Level 3. Additionally, the Group determined the fair value of its investment in warrants by using the Black-Scholes model (“BSPM”). The BSPM involves the use of significant estimates and assumptions. The assumptions used as of December 29, 2020, December 31, 2019 and 2018, included the UHI stock´s spot price of U.S.$190, U.S.$390 and U.S.$387 per share on a fully-diluted, as–converted basis, respectively, and the UHI stock’s expected volatility of 64%, 40% and 36%, respectively.

The Company's management applied significant judgment to determine the classification of the warrants issued by UHI that were exercisable for UHI's common stock. These warrants did not comply with the definition of a derivative financial instrument because the initial investment that the Group paid to acquire the original instrument (Convertible Debentures) was significant and a derivative requires no initial investment or one that is smaller than would be required for a contract with similar response to changes in market factors; therefore, the Group classified the warrants issued by UHI as equity instruments with changes in fair value recognized in other comprehensive income or loss in consolidated equity. Significant judgment was applied by the Company's management in assessing that the characteristics of the warrants issued by UHI are closer to an equity instrument in accordance with IAS 32 Financial Instruments: Presentation (see Note 9).

Disclosures for Each Class of Assets and Liabilities Subject to Recurring Fair Value Measurements Categorized Within Level 3

The Corporate Finance Department of the Company has established rules for a proper portfolio asset classification according to the fair value hierarchy defined by the IFRS Standards. On a monthly basis, any new assets recognized in the portfolio are classified according to this criterion. Subsequently, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.

Sensitivity analysis is performed on the Group’s investments with significant unobservable inputs (Level 3) in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out by the Corporate Finance Department of the Company.

Derivative Financial Instruments

Derivative financial instruments include swaps, forwards and options (see Notes 2 (w) and 4).

The Group’s derivative portfolio is entirely over-the-counter (“OTC”). The Group’s derivatives are valued using industry standard valuation models; projecting future cash flows discounted to present value, using market-based observable inputs including interest rate curves, foreign exchange rates, and forward and spot prices for currencies.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit spreads considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. All derivatives are classified in Level 2.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The majority of the Group’s non-financial instruments, which include goodwill, intangible assets, inventories, transmission rights and programming, property, plant and equipment and right-of-use assets are not required to be carried at fair value on a recurring basis. However, if certain triggering events occur (or at least annually in the fourth quarter for goodwill and indefinite-lived intangible assets) such that a non-financial instrument is required to be evaluated for impairment, a resulting asset impairment would require that, the non-financial instrument be recorded at the lower of carrying amount or its recoverable amount.

The impairment test for goodwill involves a comparison of the estimated fair value of each of the Group’s reporting units to its carrying amount, including goodwill. The Group determines the fair value of a reporting unit using the higher between the value in use and the fair value less costs to sell, which utilize significant unobservable inputs (Level 3) within the fair value hierarchy. The impairment test for intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. The Group determines the fair value of the intangible asset using a discounted cash flow analysis, which utilizes significant unobservable inputs (Level 3) within the fair value hierarchy. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, perpetual growth rates, the amount and timing of expected future cash flows for a period of time that comprise five years, as well as relevant comparable company earnings multiples for the market-based approach.

Once an asset has been impaired, it is not remeasured at fair value on a recurring basis; however, it is still subject to fair value measurements to test for recoverability of the carrying amount.